Schedule of Investments (unaudited)	iShares® Paris-Aligned Climate MSCI World ex USA ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.4%
ANZ Group Holdings Ltd.	11,628	$219,466
Aristocrat Leisure Ltd.	1,666	50,082
ASX Ltd.	816	33,980
Brambles Ltd.	3,536	33,612
Cochlear Ltd.	306	65,940
Coles Group Ltd.	2,856	31,310
Commonwealth Bank of Australia	5,236	418,509
Computershare Ltd.	1,870	33,052
CSL Ltd.	1,258	235,483
Dexus	18,190	82,527
Endeavour Group Ltd./Australia	9,588	31,785
Goodman Group	11,798	265,154
GPT Group (The)	24,616	69,055
James Hardie Industries PLC(a)	3,026	94,329
Macquarie Group Ltd.	1,156	147,589
Medibank Pvt Ltd.	9,588	23,826
Mineral Resources Ltd.	1,496	71,881
Mirvac Group	7,820	10,271
National Australia Bank Ltd.	11,356	257,208
Northern Star Resources Ltd.	6,766	64,685
Pilbara Minerals Ltd.	21,760	55,396
QBE Insurance Group Ltd.	7,378	87,718
REA Group Ltd.	272	34,016
Scentre Group	50,728	107,042
Seven Group Holdings Ltd.	918	23,937
Stockland	23,868	71,921
Suncorp Group Ltd.	13,022	138,310
Transurban Group	22,780	190,374
Treasury Wine Estates Ltd.	6,188	46,779
Vicinity Ltd.	98,362	128,577
Wesfarmers Ltd.	5,372	233,044
Westpac Banking Corp.	3,910	67,899
WiseTech Global Ltd.	442	28,727
Woolworths Group Ltd.	476	10,039
Xero Ltd.(a)	272	24,696
		3,488,219
Austria — 0.3%
Erste Group Bank AG	884	43,259
Verbund AG	1,224	100,499
		143,758
Belgium — 1.2%
Anheuser-Busch InBev SA/NV	3,366	212,366
Argenx SE(a)	68	25,150
D’ieteren Group	238	51,972
Elia Group SA/NV	1,462	148,910
Groupe Bruxelles Lambert NV	510	39,110
KBC Group NV	1,190	86,906
UCB SA	476	66,769
Warehouses De Pauw CVA	1,292	37,868
		669,051
Canada — 12.3%
Agnico Eagle Mines Ltd.	2,244	153,036
Bank of Montreal	1,496	133,416
Bank of Nova Scotia (The)	1,394	65,990
BCE Inc.	1,360	46,519
Brookfield Asset Management Ltd.	884	34,700
CAE Inc.(a)	1,190	22,343
Cameco Corp.	3,838	212,970
Canadian Imperial Bank of Commerce	4,658	230,961
Canadian Pacific Kansas City Ltd.	3,420	272,230
Security	Shares	Value

Canada (continued)
CCL Industries Inc., Class B, NVS	544	$28,039
CGI Inc.(a)	1,156	114,154
Constellation Software Inc./Canada	34	94,572
Dollarama Inc.	2,210	209,171
Element Fleet Management Corp.	4,726	83,982
Fairfax Financial Holdings Ltd.	136	153,099
FirstService Corp.	170	24,958
GFL Environmental Inc.	1,462	46,028
Gildan Activewear Inc.	1,564	59,831
Great-West Lifeco Inc.	4,998	149,909
Hydro One Ltd.(b)	12,886	371,183
iA Financial Corp. Inc.	1,416	92,194
IGM Financial Inc.	1,258	33,606
Intact Financial Corp.	1,258	210,480
Ivanhoe Mines Ltd., Class A(a)	11,220	162,009
Kinross Gold Corp.	4,148	33,690
Loblaw Companies Ltd.	1,496	173,753
Lundin Mining Corp.	12,512	143,852
Manulife Financial Corp.	10,846	281,704
Metro Inc./CN	1,734	92,403
National Bank of Canada	1,360	116,238
Northland Power Inc.	7,854	134,266
Nutrien Ltd.	340	19,924
Open Text Corp.	408	11,938
Pan American Silver Corp.	2,142	47,164
Power Corp. of Canada	5,270	153,002
Quebecor Inc., Class B	2,312	48,769
RB Global Inc.	374	27,183
Restaurant Brands International Inc.	1,428	97,921
RioCan REIT	8,061	102,260
Rogers Communications Inc., Class B, NVS	1,666	67,315
Royal Bank of Canada	5,202	568,618
Shopify Inc., Class A(a)	3,060	181,092
Stantec Inc.	1,598	128,970
Sun Life Financial Inc.	3,842	192,558
TFI International Inc.	748	98,972
Thomson Reuters Corp.	1,054	181,375
TMX Group Ltd.	3,162	84,864
Toromont Industries Ltd.	782	68,300
Toronto-Dominion Bank (The)	6,766	378,275
Wheaton Precious Metals Corp.	5,474	299,816
		6,739,602
Denmark — 3.8%
Carlsberg A/S, Class B	306	41,515
Coloplast A/S, Class B	204	24,537
Danske Bank A/S	68	2,084
Demant A/S(a)	238	11,439
DSV A/S	408	62,819
Genmab A/S(a)	136	38,387
Novo Nordisk A/S, Class B	10,166	1,377,369
Novonesis (Novozymes), Class B	3,131	186,738
Pandora A/S	340	55,848
Rockwool A/S, Class B	204	85,831
Tryg A/S	1,258	25,900
Vestas Wind Systems A/S(a)	6,460	181,257
		2,093,724
Finland — 1.5%
Elisa OYJ	884	41,190
Kesko OYJ, Class B	8,704	158,336
Kone OYJ, Class B	1,360	69,386
Nokia OYJ	23,596	92,293

Schedule of Investments (unaudited) (continued)	iShares® Paris-Aligned Climate MSCI World ex USA ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Nordea Bank Abp, New	5,916	$72,727
Orion OYJ, Class B	816	33,185
Sampo OYJ, Class A	3,400	145,536
UPM-Kymmene OYJ	2,312	88,381
Wartsila OYJ Abp	4,862	101,943
		802,977
France — 10.2%
Aeroports de Paris SA	340	48,720
Air Liquide SA	714	140,568
Alstom SA	2,200	43,304
Amundi SA(b)	306	23,612
AXA SA	5,066	182,915
BNP Paribas SA	714	52,449
Bouygues SA	340	13,324
Capgemini SE	340	68,885
Cie. de Saint-Gobain SA	1,734	153,097
Cie. Generale des Etablissements Michelin SCA	1,020	41,366
Covivio SA/France	2,108	109,714
Dassault Systemes SE	2,856	116,073
Edenred SE	1,462	68,219
Eiffage SA	918	101,568
EssilorLuxottica SA	986	221,114
Eurofins Scientific SE	306	18,471
Gecina SA	1,462	157,804
Getlink SE	10,404	183,345
Hermes International SCA	136	322,812
Ipsen SA	204	26,762
Kering SA	272	94,035
Klepierre SA	5,780	167,770
Legrand SA	1,700	184,591
L’Oreal SA	850	419,560
LVMH Moet Hennessy Louis Vuitton SE	850	679,782
Pernod Ricard SA	1,224	183,298
Publicis Groupe SA	408	45,829
Remy Cointreau SA	204	19,101
Sanofi SA	3,740	366,153
Schneider Electric SE	2,992	746,445
SEB SA	170	21,073
STMicroelectronics NV	4,726	199,572
Teleperformance SE	34	3,851
Unibail-Rodamco-Westfield, New	238	20,830
Vinci SA	2,720	339,434
Vivendi SE	2,278	25,085
		5,610,531
Germany — 6.0%
adidas AG	544	137,779
Allianz SE, Registered	1,394	408,076
Bayerische Motoren Werke AG	476	48,126
Beiersdorf AG	476	74,626
Deutsche Bank AG, Registered	3,298	54,880
Deutsche Boerse AG	578	115,182
Deutsche Telekom AG, Registered	7,242	176,084
DHL Group, Registered	3,162	133,121
GEA Group AG	136	5,693
Infineon Technologies AG	5,440	220,094
Knorr-Bremse AG	442	34,040
LEG Immobilien SE	680	60,475
Merck KGaA	544	98,872
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	646	322,159
Puma SE	306	15,891
Security	Shares	Value

Germany (continued)
Qiagen NV, NVS	884	$37,848
Rational AG	34	29,014
Rheinmetall AG	170	97,991
SAP SE	3,264	595,218
Scout24 SE(b)	204	15,346
Siemens AG, Registered	1,870	360,426
Siemens Healthineers AG(b)	748	43,649
Symrise AG, Class A	442	52,797
Talanx AG(a)	306	24,409
Vonovia SE	3,672	115,432
Zalando SE(a)(b)	680	18,060
		3,295,288
Hong Kong — 1.4%
AIA Group Ltd.	40,800	316,902
CK Asset Holdings Ltd.	17,000	67,334
Futu Holdings Ltd., ADR(a)	238	17,883
Henderson Land Development Co. Ltd.	34,000	106,385
Hong Kong Exchanges & Clearing Ltd.	4,000	135,305
MTR Corp. Ltd.	17,000	57,767
Swire Properties Ltd.	27,200	49,876
Techtronic Industries Co. Ltd.	3,000	36,905
		788,357
Ireland — 0.4%
Kerry Group PLC, Class A	374	31,686
Kingspan Group PLC	1,802	173,601
Smurfit Kappa Group PLC	204	9,950
		215,237
Israel — 0.6%
Azrieli Group Ltd.	1,122	67,963
Bank Hapoalim BM	6,154	56,612
Bank Leumi Le-Israel BM	1,462	12,164
Check Point Software Technologies Ltd.(a)	229	34,464
CyberArk Software Ltd.(a)	102	23,383
Elbit Systems Ltd.	102	19,444
Global-e Online Ltd.(a)	306	9,553
Nice Ltd.(a)	204	37,670
Teva Pharmaceutical Industries Ltd., ADR(a)	3,298	55,835
Wix.com Ltd.(a)	68	10,955
		328,043
Italy — 2.5%
Amplifon SpA	646	23,878
Banco BPM SpA	12,784	92,236
Davide Campari-Milano NV	3,740	37,466
Enel SpA	11,220	81,465
Ferrari NV	612	252,194
FinecoBank Banca Fineco SpA	3,536	57,349
Mediobanca Banca di Credito Finanziario SpA	9,894	156,599
Moncler SpA	952	63,526
Nexi SpA(a)(b)	1,156	7,695
Poste Italiane SpA(b)	2,244	30,826
Recordati Industria Chimica e Farmaceutica SpA	850	44,865
Terna - Rete Elettrica Nazionale	32,810	276,145
UniCredit SpA	5,712	227,410
		1,351,654
Japan — 19.2%
Advantest Corp.	3,400	113,181
Asahi Group Holdings Ltd.	3,400	124,734
Astellas Pharma Inc.	13,600	133,519
Bandai Namco Holdings Inc.	3,400	62,026
Canon Inc.	6,800	197,894
Central Japan Railway Co.	17,000	379,172

Schedule of Investments (unaudited) (continued)	iShares® Paris-Aligned Climate MSCI World ex USA ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Chugai Pharmaceutical Co. Ltd.	3,400	$103,448
Concordia Financial Group Ltd.	10,200	61,590
Daiichi Sankyo Co. Ltd.	6,800	240,034
Daikin Industries Ltd.	100	14,613
Daiwa House Industry Co. Ltd.	3,400	90,463
Daiwa Securities Group Inc.	6,800	53,448
Disco Corp.	100	39,336
East Japan Railway Co.	10,200	176,884
FANUC Corp.	6,800	190,346
Fast Retailing Co. Ltd.	100	25,683
FUJIFILM Holdings Corp.	3,400	77,376
Fujitsu Ltd.	3,400	49,044
Hoya Corp.	3,400	413,892
Japan Exchange Group Inc.	3,400	79,917
Japan Post Bank Co. Ltd.	6,800	67,360
Japan Real Estate Investment Corp.	34	112,117
KDDI Corp.	3,400	93,764
Keisei Electric Railway Co. Ltd.	3,400	122,116
Keyence Corp.	200	90,152
Kikkoman Corp.	3,400	39,326
Kintetsu Group Holdings Co. Ltd.	3,400	72,285
Kirin Holdings Co. Ltd.	3,400	46,954
Kobe Bussan Co.Ltd.	3,400	75,258
Komatsu Ltd.	3,400	99,929
Kyocera Corp.	6,800	77,084
Kyowa Kirin Co. Ltd.	3,400	57,488
Lasertec Corp.	100	25,712
MatsukiyoCocokara & Co.	3,400	48,069
McDonald’s Holdings Co. Japan Ltd.	3,400	139,230
Mitsubishi Corp.	3,400	71,762
Mitsubishi Estate Co. Ltd.	6,800	114,674
Mitsubishi UFJ Financial Group Inc.	37,400	397,250
Mizuho Financial Group Inc.	6,800	139,293
MonotaRO Co. Ltd.	3,400	35,845
MS&AD Insurance Group Holdings Inc.	3,400	70,934
Murata Manufacturing Co. Ltd.	13,600	257,250
Nidec Corp.	3,400	169,484
Nintendo Co. Ltd.	3,400	184,894
Nippon Building Fund Inc.	68	253,943
Nippon Paint Holdings Co. Ltd.	3,400	22,890
Nippon Prologis REIT Inc.	68	112,076
Nomura Holdings Inc.	6,800	41,099
Nomura Real Estate Master Fund Inc.	102	95,796
NTT Data Group Corp.	3,400	52,284
Olympus Corp.	6,800	107,320
Omron Corp.	3,400	111,058
Ono Pharmaceutical Co. Ltd.	6,800	98,470
Oriental Land Co. Ltd./Japan	3,400	95,053
ORIX Corp.	6,800	148,295
Otsuka Holdings Co. Ltd.	3,400	140,370
Pan Pacific International Holdings Corp.	3,400	87,948
Rakuten Group Inc.(a)	6,800	35,368
Recruit Holdings Co. Ltd.	3,400	171,638
Renesas Electronics Corp.	10,200	187,951
SBI Holdings Inc.	3,400	88,058
Shimadzu Corp.	3,400	88,404
Shin-Etsu Chemical Co. Ltd.	6,800	253,834
Shionogi & Co. Ltd.	3,400	153,180
Shiseido Co. Ltd.	3,400	107,906
Shizuoka Financial Group Inc., NVS	13,600	140,465
SMC Corp.	100	50,503
SoftBank Group Corp.	3,400	196,749
Security	Shares	Value

Japan (continued)
Sompo Holdings Inc.	3,400	$71,885
Sony Group Corp.	3,400	279,142
Sumitomo Metal Mining Co. Ltd.	3,400	110,686
Sumitomo Mitsui Financial Group Inc.	3,400	222,527
Sysmex Corp.	3,400	57,930
T&D Holdings Inc.	3,400	61,466
Takeda Pharmaceutical Co. Ltd.	3,400	90,525
Terumo Corp.	6,800	115,831
Tokio Marine Holdings Inc.	6,800	235,588
Toyota Motor Corp.	27,200	592,489
Unicharm Corp.	3,400	109,723
West Japan Railway Co.	6,800	135,664
Yaskawa Electric Corp.	3,400	130,194
Yokogawa Electric Corp.	6,800	175,147
ZOZO Inc.	3,400	79,308
		10,543,593
Netherlands — 4.4%
Adyen NV(a)(b)	68	88,181
Akzo Nobel NV	714	50,082
ASML Holding NV	1,360	1,301,207
ASR Nederland NV	952	46,075
BE Semiconductor Industries NV	374	55,639
Coca-Cola Europacific Partners PLC	1,258	92,727
DSM-Firmenich AG	680	78,712
EXOR NV, NVS	1,054	118,365
Heineken Holding NV	918	75,343
IMCD NV	204	31,132
InPost SA(a)	1,122	20,100
NN Group NV	2,482	115,808
Prosus NV	5,712	207,383
Universal Music Group NV	2,448	76,289
Wolters Kluwer NV	442	70,494
		2,427,537
New Zealand — 0.4%
Auckland International Airport Ltd.	7,684	36,842
Mercury NZ Ltd.	21,488	88,234
Meridian Energy Ltd.	27,676	115,004
		240,080
Norway — 0.7%
Adevinta ASA(a)(c)	112	1,219
DNB Bank ASA	9,928	194,090
Gjensidige Forsikring ASA	4,624	81,145
Kongsberg Gruppen ASA	238	20,463
Orkla ASA	4,080	32,666
Salmar ASA	544	33,219
		362,802
Portugal — 0.5%
EDP - Energias de Portugal SA	44,166	179,713
EDP Renovaveis SA	6,698	107,639
		287,352
Singapore — 1.2%
CapitaLand Ascendas REIT	105,400	204,243
CapitaLand Integrated Commercial Trust	210,800	307,043
Genting Singapore Ltd.	98,600	66,507
Grab Holdings Ltd., Class A(a)	10,438	38,307
Sea Ltd., ADR(a)	442	29,844
Singapore Exchange Ltd.	5,400	38,277
		684,221
Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	2,414	108,081

Schedule of Investments (unaudited) (continued)	iShares® Paris-Aligned Climate MSCI World ex USA ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Aena SME SA(b)	748	$146,281
Amadeus IT Group SA	1,802	128,631
Banco Bilbao Vizcaya Argentaria SA	8,262	89,654
Banco Santander SA	31,960	167,652
CaixaBank SA	11,390	65,231
Cellnex Telecom SA(b)	238	8,694
Ferrovial SE	5,338	210,962
Grifols SA(a)	578	5,875
Iberdrola SA	19,074	251,753
Industria de Diseno Textil SA	7,174	341,135
		1,523,949
Sweden — 2.9%
Assa Abloy AB, Class B	2,210	64,945
Atlas Copco AB, Class A	6,902	132,962
Atlas Copco AB, Class B	6,120	101,608
Boliden AB	2,754	96,536
Epiroc AB	2,958	62,089
Epiroc AB, Class B	2,278	42,786
Evolution AB(b)	442	47,679
H & M Hennes & Mauritz AB, Class B	4,658	82,364
Hexagon AB, Class B	9,758	107,483
Holmen AB, Class B	510	21,358
Industrivarden AB, Class A	1,598	56,888
Investor AB, Class B	5,814	157,765
Nibe Industrier AB, Class B	9,248	47,414
Sandvik AB	4,522	99,847
Skandinaviska Enskilda Banken AB, Class A	7,208	102,691
Skanska AB, Class B	2,618	46,241
Svenska Cellulosa AB SCA, Class B	4,896	75,129
Svenska Handelsbanken AB, Class A	9,282	87,349
Swedbank AB, Class A	1,360	28,317
Tele2 AB, Class B	4,488	43,892
Telefonaktiebolaget LM Ericsson, Class B	11,152	68,714
Trelleborg AB, Class B	306	11,892
		1,585,949
Switzerland — 9.4%
ABB Ltd., Registered	11,084	611,121
Alcon Inc.	1,496	134,378
Baloise Holding AG, Registered	952	164,481
Banque Cantonale Vaudoise, Registered	544	57,406
BKW AG	646	101,798
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	3	34,916
Chocoladefabriken Lindt & Spruengli AG, Registered	1	118,749
Geberit AG, Registered	340	209,123
Givaudan SA, Registered	68	320,572
Julius Baer Group Ltd.	1,292	77,612
Kuehne + Nagel International AG, Registered	170	48,212
Logitech International SA, Registered	612	61,255
Lonza Group AG, Registered	204	110,742
Novartis AG, Registered	6,528	675,635
Partners Group Holding AG	102	137,274
Roche Holding AG, NVS	2,244	572,931
Sandoz Group AG	1,156	40,892
Schindler Holding AG, Participation Certificates, NVS	442	114,982
Schindler Holding AG, Registered	170	43,107
SGS SA	136	12,665
Sika AG, Registered	442	134,743
Sonova Holding AG, Registered	204	64,815
Swiss Life Holding AG, Registered	102	71,311
Swiss Prime Site AG, Registered	1,734	160,604
Security	Shares	Value

Switzerland (continued)
Swiss Re AG	1,360	$173,438
Swisscom AG, Registered	306	169,756
Temenos AG, Registered	204	13,172
UBS Group AG, Registered	10,302	327,744
VAT Group AG(b)	102	55,935
Zurich Insurance Group AG	612	322,100
		5,141,469
United Kingdom — 10.3%
3i Group PLC	6,324	233,020
Admiral Group PLC	1,088	37,748
Antofagasta PLC	8,228	233,393
Ashtead Group PLC	2,754	201,712
AstraZeneca PLC	4,590	713,511
Auto Trader Group PLC(b)	2,720	28,613
Aviva PLC	25,479	156,495
Barclays PLC	73,066	206,361
Barratt Developments PLC	8,772	56,882
Berkeley Group Holdings PLC	2,312	156,015
Bunzl PLC	2,278	85,642
Coca-Cola HBC AG, Class DI	374	12,692
Compass Group PLC	5,032	141,279
Croda International PLC	578	33,766
Diageo PLC	9,724	327,382
Experian PLC	2,482	115,011
Flutter Entertainment PLC(a)	442	85,056
GSK PLC	14,756	331,095
Haleon PLC	24,548	102,007
Halma PLC	2,686	76,888
Hargreaves Lansdown PLC	1,530	20,770
Hikma Pharmaceuticals PLC	408	10,087
HSBC Holdings PLC	52,700	469,709
Informa PLC	9,860	107,316
InterContinental Hotels Group PLC	612	62,148
Intertek Group PLC	170	10,434
JD Sports Fashion PLC	14,178	23,303
Land Securities Group PLC	476	3,958
Legal & General Group PLC	24,820	79,601
Lloyds Banking Group PLC	274,380	195,869
London Stock Exchange Group PLC	952	111,590
Mondi PLC, NVS	816	16,231
NatWest Group PLC, NVS	19,210	77,710
Next PLC	986	118,093
Pearson PLC	2,380	28,937
Persimmon PLC	2,720	50,816
Prudential PLC	7,548	72,300
Reckitt Benckiser Group PLC	2,278	130,378
RELX PLC.	5,202	228,195
Rentokil Initial PLC	9,520	50,753
Rolls-Royce Holdings PLC(a)	5,202	30,054
Schroders PLC	4,148	20,925
Segro PLC	10,302	120,980
Smith & Nephew PLC	2,720	34,418
Smiths Group PLC	3,128	69,215
Spirax-Sarco Engineering PLC	544	62,206
Taylor Wimpey PLC	44,336	83,937
Wise PLC, Class A(a)	748	7,860
WPP PLC	3,740	39,147
		5,671,508

Total Common Stocks — 98.4%
(Cost: $52,633,441)		53,994,901

Schedule of Investments (unaudited) (continued)	iShares® Paris-Aligned Climate MSCI World ex USA ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	680	$56,488
Henkel AG & Co. KGaA, Preference Shares, NVS	952	86,185
		142,673

Total Preferred Stocks — 0.3%
(Cost: $132,880)		142,673

Rights

France — 0.0%
Alstom SA, (Expires 06/17/24, Strike Price EUR 13.00)(a)	5,168	5,542

Total Rights — 0.0%
(Cost: $—)		5,542

Total Investments — 98.7%
(Cost: $52,766,321)		54,143,116

Other Assets Less Liabilities — 1.3%		697,544

Net Assets — 100.0%		$54,840,660

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/17/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0	(b)	—	—	—	—	—	150	—
					$—	$—	$—		$150	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 600 Index	11	06/21/24	$312	$5,586

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/08/28	$109,405	$1,402	(c)	$111,499	0.2%

Schedule of Investments (unaudited) (continued)	iShares® Paris-Aligned Climate MSCI World ex USA ETF
May 31, 2024

OTC Total Return Swaps (continued)

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
	Monthly	JPMorgan Chase Bank NA(d)	02/10/25	239,830	2,689	(e)	242,589	0.4%
					$4,091		$354,088

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(692) of net dividends, payable for referenced securities purchased and financing fees.

(e)	Amount includes $(70) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	45 basis points	28 basis points
Benchmarks:	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)

Schedule of Investments (unaudited) (continued)	iShares® Paris-Aligned Climate MSCI World ex USA ETF
May 31, 2024

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 08, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Spain
Redeia Corp. SA	6,246	$111,499	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$111,499

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Electric Utilities
Redeia Corp. SA	6,844	$123,016	50.7%
	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment
ASM International NV	170	$119,573	49.3

Total Reference Entity — Long		242,589

Net Value of Reference Entity — JPMorgan Chase Bank NA		$242,589

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,536,139	$46,457,543	$1,219	$53,994,901
Preferred Stocks	—	142,673	—	142,673
Rights	5,542	—	—	5,542
	$7,541,681	$46,600,216	$1,219	$54,143,116

Schedule of Investments (unaudited) (continued)	iShares® Paris-Aligned Climate MSCI World ex USA ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$9,677	$—	$9,677

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust